Business Acquisition - Acquisition date fair value of the consideration transferred (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Business Acquisition
Cash Acquired	$ 1
Trade Receivables	2,212
Inventory	7,853		$ 5,200
Intangibles	3,000
Other Assets	19
Accounts Payable	(22,298)
Total identifiable net assets (liabilities)	(9,213)
Goodwill	$ 89,116	$ 89,116	89,116	$ 79,903
Think 3 Fold [Member]
Business Acquisition
Cash Acquired			1
Trade Receivables			2,212
Inventory			7,853
Intangibles			3,000
Other Assets			19
Accounts Payable			(22,298)
Total identifiable net assets (liabilities)			(9,213)
Goodwill			$ 9,213